Related Party Balances and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stewart Lor [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 10,742	$ 16,094	$ 50,663
Yuxia XU [Member]
Related Party Transaction [Line Items]
Related party transactions			16,778
Shanghai Yue See cultural development Co., LTD [Member]
Related Party Transaction [Line Items]
Related party transactions			$ 4,195